PREPAID EXPENSES (Details) - USD ($)	Mar. 31, 2026	Dec. 31, 2025	Dec. 31, 2024
PREPAID EXPENSES
Insurance	$ 87,988	$ 174,313	$ 165,041
Deposits	15,736	15,736	15,736
Other	103,704	77,717	11,860
Prepaid expenses	$ 207,428	$ 267,766	$ 192,637